Related Party Transactions - Schedule of Related Party Payables (Details)	12 Months Ended
Oct. 31, 2024 USD ($)
Shuibo Zhang [Member]
Related Party Transaction [Line Items]
Amount	$ 1,630
Relationship	Company’s shareholder, director and officer
Note	Payable to employee
Tao Li [Member]
Related Party Transaction [Line Items]
Amount	$ 210,000
Relationship	Company’s Chief Executive Officer and director
Note	Interest free loan